Equity investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of equity securities without readily determinable fair value	The following table shows changes in equity investments:

Year ended December 31 (€, in millions)	2024	2025
Balance at beginning of year	—	—
Additions	—	1,302.2
Disposals	—	—
Other changes	—	18.5
Balance at end of year	—	1,320.7